Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Fair Value Measurements, Level 1 [Member]
Assets
Liabilities
Fair Value Measurements, Level 2 [Member]
Assets
Liabilities
Fair Value Measurements, Level 3 [Member]
Assets
Liabilities